Note 7 Probability of default of loans and advances to customers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Subject to 12 month ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	94.50%	92.40%	92.30%
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	3.20%	3.80%	5.50%
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	9.00%	10.70%	19.40%
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	17.10%	25.40%	19.90%
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	29.70%	21.70%	18.70%
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	23.50%	20.60%	18.40%
Subject to 12 month ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	10.20%	8.70%	9.00%
Subject to 12 month ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.20%	1.00%	1.00%
Subject to 12 month ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.70%	0.50%	0.50%
Subject to lifetime ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	5.50%	7.60%	7.70%
Subject to lifetime ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.00%	0.00%	0.10%
Subject to lifetime ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.00%	0.20%	0.30%
Subject to lifetime ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.00%	0.50%	0.70%
Subject to lifetime ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.60%	1.30%	0.80%
Subject to lifetime ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.70%	2.10%	1.90%
Subject to lifetime ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.60%	2.20%	2.50%
Subject to lifetime ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.50%	0.60%	0.70%
Subject to lifetime ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.90%	0.80%	0.80%

[1]	(1) Data corresponding to the year 2022, does not include commitments nor contingent liabilities